Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

A summary of changes in shareholders’ equity is presented below.

Nine Months Ended September 30, 2013

(in thousands)

	Series A		Series B				Additional			Non-
	Preferred Stock		Preferred Stock		Common Stock		Paid-in	Accumulated	Treasury	controlling
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Interests	Total

Balance at December 31, 2012	10	$—	—	$—	18,072	$181	$203,833	$(37,664)	$(196)	$2,451	$168,605
Net income (loss)	—	—	—	—	—	—	—	11,450	—	(163)	11,287
Stock dividend paid to Series A preferred shareholders	—	—	—	—	904	9	(9)	—	—	—	—
Series A preferred shares retired	(10)	—	—	—	—	—	—	—	—	—	—
Cash dividend paid to Series B preferred shareholder	—	—	—	—	—	—	(700)	—	—	—	(700)
Issuance of common stock	—	—	—	—	6,819	68	90,189	—	—	—	90,257
Stock-based and other non-cash long-term incentive compensation expense (Note 16)	—	—	—	—	—	—	4,312	—	—	—	4,312
Balance at September 30, 2013	—	$—	—	$—	25,795	$258	$297,625	$(26,214)	$(196)	$2,288	$273,761

Nine Months Ended September 30, 2012

(in thousands)

	Series A		Series B				Additional			Non-
	Preferred Stock		Preferred Stock		Common Stock		Paid-in	Accumulated	Treasury	controlling
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Interests	Total

Balance at December 31, 2011	10	$—	—	$—	9,958	$100	$154,462	$(88,487)	$(155)	$2,640	$68,560
Net income (loss)	—	—	—	—	—	—		32,905	—	(119)	32,786
Purchase of treasury stock	—	—	—	—	—	—	—	—	(41)	—	(41)
Issuance of common stock	—	—	—	—	7,923	79	48,181	—	—	—	48,260
Stock-based and other non-cash long-term incentive compensation expense (Note 16)	—	—	—	—	88	1	540	—	—	—	541
Balance at September 30, 2012	10	$—	—	$—	17,969	$180	$203,183	$(55,582)	$(196)	$2,521	$150,106

During July 2013, the Company completed its IPO and issued 6,819,091 shares of its common stock (Note 1).  During June 2012, the Company completed an equity rights offering and issued 7,923,069 shares of its common stock to certain of its existing shareholders.

As it pertains to our preferred stock, we (i) exchanged 903,825 shares of our common stock (valued at $19.0 million) for 10,000 outstanding shares of our Series A preferred stock during July 2013 and (ii) paid $0.7 million in cash to purchase the one outstanding share of our Series B preferred stock during April 2013.  All such shares of preferred stock, which were carried at a nominal value in the accompanying unaudited consolidated balance sheets, have been cancelled and retired.  In accordance with ASC 260, Earnings Per Share, paragraph 10-S99-2 (“ASC 260”), any difference between the consideration transferred to our preferred stock shareholders and the corresponding book value has been characterized as a preferred stock dividend in the accompanying unaudited consolidated statements of operations and deducted from net income to arrive at net income (loss) attributable to common shareholders of WCI Communities, Inc. for purposes of calculating earnings (loss) per share.  The preferred stock dividend related to the retirement of our Series A preferred stock did not have an impact on total equity as the liquidating dividend reduced additional paid-in capital by the same amount as the common stock issued in exchange for the Series A preferred stock.

16. Shareholders' Equity

        The share amounts in this Note 16 have not been adjusted retroactively to reflect the stock split and the new authorized share amount. See Note 20, Subsequent Events.

        At December 31, 2012, our capital stock consists of the following:

Preferred stock:

Series	Authorized	Issued and Outstanding
A	10,000	10,000
B	1	1

	10,001	10,001
Unissued	9,999	—

	20,000	10,001

Common stock:

Series	Authorized	Issued	Treasury	Outstanding
A	181,612	181,612	—	181,612
B	159,579	—	—	—
C	133,383	66,185	—	66,185
D	143,108	143,108	—	143,108
E	769,230	769,230	—	769,230

	1,386,912	1,160,135	—	1,160,135
Nonseries	593,088	594,446	2,625	591,821

	1,980,000	1,754,581	2,625	1,751,956

  Preferred Stock

        The Series A and Series B preferred shares were issued to certain creditors in conjunction with our Reorganization in 2009. The preferred stock does not have liquidation preference and is neither redeemable by the holder or the Company nor convertible into shares of our series or nonseries common stock. The rights of the Series A and Series B preferred stock holders are as follows:

  •
  The Series A preferred stock has the right to receive shares of our common stock, in the form of a stock dividend to be calculated as a percentage of the outstanding series A—D shares at the date of Reorganization, each time we achieve a specified level of prepetition lender recovery. The stock dividend would increase the proportion of the preferred stock holder's ownership of our common stock.

  •
  The Series B preferred stock has the right to receive shares of our common stock, in the form of a stock dividend equal to 3% of the shares of common stock issued and outstanding as of such date on a fully diluted basis.

  •
  The Series A and Series B preferred stock shall be cancelled automatically and without any notice to or action by any party upon the earlier date to occur of (i) the full amount of prepetition lender recovery or (ii) a liquidation of the Company.

        The table below summarizes the percentage of stock dividend Series A and Series B preferred shareholders would receive at each specified level of prepetition lender recovery:

Prepetition Lender Recovery Level	% Stock Dividend to Series A Preferred	% Stock Dividend to Series B Preferred
$525 million	5%	—
$650 million	5%	—
$700 million	5%	—
$736 million	14%	3%

        The level of prepetition lender recovery achieved by the Company as of December 31, 2012, was $493.6 million, which was the total of the $300.0 million Senior Secured Term Loan paid off in 2010 and the Term Loan of $150.0 million plus accrued interest paid off during 2011 and 2012.

        If certain conditions are met, the holders of the Series A preferred stock have the right to nominate and elect one additional member to our Board of Directors.

  Common Stock

        Series A through D of series common stock was established upon our Reorganization in 2009 and each series represented individual equity ownership interests of our largest secured creditors at that time. All other existing shareholders at that time received nonseries common stock.

        In May 2012, we offered the holders of our series and nonseries common stock the right to purchase their respective pro rata share of 769,230 shares of our Series E common stock issued at $65.00 per share for an aggregate of $50.0 million in newly issued common stock (the Equity Offering). The Equity Offering was consummated on June 8, 2012, and the Company received net proceeds of $48.3 million, which were primarily used to help pay down the outstanding balance of the Term Loan (Note 12).

        Nonseries common stock also includes shares issued to officers and directors and Series A though D shares that have automatically converted into nonseries common through either of the following:

  •
  The holder transferred such shares to a person other than an affiliate of the Company or a previous holder of Series A through D common stock.

  •
  The holder's beneficial interest in the respective shares of Series A through D of common stock was below 50%.

        Series E of the common stock has an antidilutive provision as it relates to the Series B preferred stock.

        The holders of series and nonseries common stock have equal rights with respect to dividends and liquidation. Each series of Series A through E common stock has the right to nominate and elect one member to our Board of Directors; the holders of nonseries common stock do not have such rights.